Supplemental cash flow information - Disclosure of detailed information about changes in noncash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flows Information [Abstract]
Accounts receivable	$ 1,027	$ 678
Inventories	1,170	0
Value added tax receivables	(721)	0
Prepaid expenses and other	(765)	(9)
Accounts payable and accrued liabilities	(14,526)	1,206
Change in non-cash working capital	$ (13,815)	$ 1,875